EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Defined Benefit Plan Disclosure [Line Items]
Number of years taken for calculation of benefit plan	5 years
Age of employees before 2006 to take post retirement health benefits	50 years
Age of employees who retire after 2007	65 years
Change in plan assets [Roll Forward]
Company contributions	$ 2,436,000	$ 1,979,000	$ 2,070,000
Amounts recognized in accumulated other comprehensive loss [Abstract]
Current year change, Total	(16,085,000)	2,757,000	20,687,000
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Rate of compensation increases (in hundredths)	6.75%
Assumed health care cost trend rate used in measuring the postretirement benefit obligation for retirees (in hundredths)	9.00%
Assumed health care cost trend rate, grading down (in hundredths)	5.00%
1% change in the assumed health care cost trend rate [Abstract]
Effect of 1% increase on total of service and interest cost components	10,000
Effect of 1% decrease on total of service and interest cost components	(9,000)
Effect of 1% increase on postretirement benefit obligation	197,000
Effect of 1% decrease on postretirement benefit obligation	(191,000)
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	111,945,000	102,602,000
Fair value of plan assets, Net	111,945,000	102,602,000
Pension plan weighted average asset allocations, by asset category [Abstract]
Pension plan weighted average asset allocations (in hundredths)	100.00%	100.00%
Asset mix guidelines for the plan [Abstract]
Contributions to defined benefit pension plan	2,436,000	1,979,000	2,070,000
Benefit payments, which are expected to be paid with future contributions
Percentage of eligible wages of employees, on pre-tax basis (in hundredths)	50.00%
Percentage of eligible wages of employees, on after-tax basis (in hundredths)	50.00%
Maximum combined total contribution for employees wages (in hundredths)	50.00%
Contribution of each dollar by the participant		0.50
Contributions recorded as operating expense	2,436,000	1,979,000	2,070,000
Pension Benefits [Member]
Change in benefit obligations [Roll Forward]
Benefit obligation at beginning of year	182,004,000	171,028,000
Service cost	0	0	0
Interest cost	7,009,000	7,578,000	7,850,000
Actuarial (gain) loss	(15,365,000)	12,322,000
Benefits paid	(9,156,000)	(8,924,000)
Benefit obligation at end of year	164,492,000	182,004,000	171,028,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	102,602,000	96,699,000
Actual gain (loss) on plan assets	15,386,000	11,672,000
Company contributions	3,114,000	3,155,000
Benefits paid	(9,156,000)	(8,924,000)
Fair value of plan assets at end of year	111,946,000	102,602,000	96,699,000
Funded status	(52,546,000)	(79,402,000)
Amounts recognized in consolidated balance sheets [Abstract]
Current liabilities	(491,000)	(476,000)
Noncurrent liabilities	(52,055,000)	(78,926,000)
Total	(52,546,000)	(79,402,000)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Actuarial Loss, Net	67,004,000	93,217,000
Current year change, Actuarial Loss Net	(26,213,000)
Prior Service Credit	(38,000)	(48,000)
Current year change, Prior Service Credit	10,000
Deferred Income Taxes	(26,900,000)	(37,052,000)
Current year change, Deferred Income Taxes	10,152,000
Total	40,066,000	56,117,000
Current year change, Total	(16,051,000)
Accumulated benefit obligation for pension plans	164,492,000	182,004,000
Components of net periodic benefit (income) costs [Abstract]
Service cost	0	0	0
Interest cost	7,009,000	7,578,000	7,850,000
Expected return on plan assets	(7,325,000)	(8,454,000)	(9,594,000)
Amortization of:
Unrecognized prior service credit	(10,000)	(10,000)	(10,000)
Unrecognized net loss	2,787,000	2,038,000	979,000
Net periodic benefit cost included in operating costs and expenses and selling and administrative expenses, Total	2,461,000	1,152,000	(775,000)
Unrecognized net loss and prior service credit for, accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	2,122,000	(10,000)
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	4.75%	3.95%
Rate of compensation increases (in hundredths)	0.00%	0.00%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	3.95%	4.55%	5.35%
Expected return on plan assets (in hundredths)	7.25%	7.75%	8.25%
Rate of compensation increases (in hundredths)	0.00%	0.00%	0.00%
Asset mix guidelines for the plan [Abstract]
Contributions to defined benefit pension plan	3,114,000	3,155,000
Benefit payments, which are expected to be paid with future contributions
2014	9,399,000
2015	9,669,000
2016	9,869,000
2017	10,015,000
2018	10,142,000
2019-2023	52,740,000
Contributions recorded as operating expense	3,114,000	3,155,000
Other Postretirement Benefits [Member]
Change in benefit obligations [Roll Forward]
Benefit obligation at beginning of year	14,608,000	17,274,000
Service cost	55,000	14,000	53,000
Interest cost	380,000	630,000	827,000
Actuarial (gain) loss	(277,000)	(2,010,000)
Benefits paid	(1,669,000)	(1,300,000)
Benefit obligation at end of year	13,097,000	14,608,000	17,274,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Actual gain (loss) on plan assets	0	0
Company contributions	1,669,000	1,300,000
Benefits paid	(1,669,000)	(1,300,000)
Fair value of plan assets at end of year	0	0	0
Funded status	(13,097,000)	(14,608,000)
Amounts recognized in consolidated balance sheets [Abstract]
Current liabilities	(1,568,000)	(1,645,000)
Noncurrent liabilities	(11,529,000)	(12,963,000)
Total	(13,097,000)	(14,608,000)
Amounts recognized in accumulated other comprehensive loss [Abstract]
Actuarial Loss, Net	(94,000)	183,000
Current year change, Actuarial Loss Net	(277,000)
Prior Service Credit	(564,000)	(783,000)
Current year change, Prior Service Credit	219,000
Deferred Income Taxes	246,000	222,000
Current year change, Deferred Income Taxes	24,000
Total	(412,000)	(378,000)
Current year change, Total	(34,000)
Components of net periodic benefit (income) costs [Abstract]
Service cost	55,000	14,000	53,000
Interest cost	380,000	630,000	827,000
Amortization of:
Unrecognized prior service credit	(219,000)	(219,000)	(219,000)
Unrecognized net transition obligation	0	546,000	549,000
Unrecognized net loss	0	188,000	0
Net periodic benefit cost included in operating costs and expenses and selling and administrative expenses, Total	216,000	1,159,000	1,210,000
Prior service credit and transition obligation for, other accumulated comprehensive income into net periodic benefit cost over the next fiscal year	(219,000)	0
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	3.55%	2.75%
Rate of compensation increases (in hundredths)	0.00%	0.00%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	2.75%	3.85%	4.95%
Expected return on plan assets (in hundredths)	0.00%	0.00%	0.00%
Rate of compensation increases (in hundredths)	0.00%	0.00%	0.00%
Asset mix guidelines for the plan [Abstract]
Contributions to defined benefit pension plan	1,669,000	1,300,000
Benefit payments, which are expected to be paid with future contributions
2014	1,568,000
2015	1,545,000
2016	1,509,000
2017	1,524,000
2018	1,485,000
2019-2023	5,241,000
Contributions recorded as operating expense	1,669,000	1,300,000
Qualified Defined Benefit Pension Plan [Member]
Change in plan assets [Roll Forward]
Company contributions	2,710,000
Asset mix guidelines for the plan [Abstract]
Contributions to defined benefit pension plan	2,710,000
Benefit payments, which are expected to be paid with future contributions
Contributions recorded as operating expense	2,710,000
Unfunded Non-Qualified Pension Plan [Member]
Change in plan assets [Roll Forward]
Company contributions	404,000
Asset mix guidelines for the plan [Abstract]
Contributions to defined benefit pension plan	404,000
Expected contribution to pension plan in 2014	491,000
Benefit payments, which are expected to be paid with future contributions
Contributions recorded as operating expense	404,000
MAP - 21 [Member]
Asset mix guidelines for the plan [Abstract]
Expected contribution to pension plan in 2014	0
Cash [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		715,000
Mutual funds [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	111,205,000	89,430,000
Money-market fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	740,000	7,000
Collective trust fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		12,450,000
Equity securities [Member]
Pension plan weighted average asset allocations, by asset category [Abstract]
Pension plan weighted average asset allocations (in hundredths)	42.20%	65.20%
U.S. Equity [Member]
Asset mix guidelines for the plan [Abstract]
Target (in hundredths)	33.00%
Non- U.S. Equity [Member]
Asset mix guidelines for the plan [Abstract]
Target (in hundredths)	33.00%
Global Equity [Member]
Asset mix guidelines for the plan [Abstract]
Target (in hundredths)	34.00%
Fixed-income securities [Member]
Pension plan weighted average asset allocations, by asset category [Abstract]
Pension plan weighted average asset allocations (in hundredths)	57.20%	34.90%
Other [Member]
Pension plan weighted average asset allocations, by asset category [Abstract]
Pension plan weighted average asset allocations (in hundredths)	0.60%	(0.10%)
Minimum [Member]
Benefit payments, which are expected to be paid with future contributions
Percentage of eligible wages of employees, on pre-tax basis (in hundredths)		3.50%
Maximum [Member]
Benefit payments, which are expected to be paid with future contributions
Percentage of eligible wages of employees, on pre-tax basis (in hundredths)		7.00%
Level 1 Inputs [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	111,205,000	90,145,000
Fair value of plan assets, Net	111,205,000	90,145,000
Level 1 Inputs [Member] | Cash [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		715,000
Level 1 Inputs [Member] | Mutual funds [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	111,205,000	89,430,000
Level 1 Inputs [Member] | Money-market fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	0	0
Level 1 Inputs [Member] | Collective trust fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		0
Level 2 Inputs [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	740,000	12,457,000
Fair value of plan assets, Net	740,000	12,457,000
Level 2 Inputs [Member] | Cash [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		0
Level 2 Inputs [Member] | Mutual funds [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	0	0
Level 2 Inputs [Member] | Money-market fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	740,000	7,000
Level 2 Inputs [Member] | Collective trust fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		12,450,000
Level 3 Inputs [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	0	0
Fair value of plan assets, Net	0	0
Level 3 Inputs [Member] | Cash [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		0
Level 3 Inputs [Member] | Mutual funds [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	0	0
Level 3 Inputs [Member] | Money-market fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross	0	0
Level 3 Inputs [Member] | Collective trust fund [Member]
Fair value of our plan assets by level of fair value hierarchy [Abstract]
Fair value of plan assets, Gross		$ 0